Fair Value Disclosures - Carrying and Fair Values of Financial Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 23, 2015
Notes, mortgage notes and other debt [Abstract]
Stated interest rate (percent)				6.00%
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	$ (116,000)	$ 0	$ 0
7.50% Notes [Member]
Notes, mortgage notes and other debt [Abstract]
Stated interest rate (percent)	7.50%
7.5% Senior Exchange Convertible Notes [Member]
Notes, mortgage notes and other debt [Abstract]
Stated interest rate (percent)	7.50%
6.00% Notes [Member]
Notes, mortgage notes and other debt [Abstract]
Stated interest rate (percent)	6.00%
Carrying Amount [Member]
Notes, mortgage notes and other debt [Abstract]
Contingent Consideration, Fair Value	$ 7,083,000	2,404,000
Carrying Amount [Member] | Notes and Senior Exchange Convertible Notes [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Notes Payable, Fair Value Disclosure	46,793,000	99,956,000
Carrying Amount [Member] | 8.50% Senior Notes [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Notes Payable, Fair Value Disclosure	195,495,000	194,265,000
Carrying Amount [Member] | 6.00% Notes [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Notes Payable, Fair Value Disclosure	78,558,000	0
Estimate of Fair Value, Fair Value Disclosure [Member]
Notes, mortgage notes and other debt [Abstract]
Contingent Consideration, Fair Value	7,083,000	2,404,000
Estimate of Fair Value, Fair Value Disclosure [Member] | Notes and Senior Exchange Convertible Notes [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Notes Payable, Fair Value Disclosure	45,389,000	99,040,000
Estimate of Fair Value, Fair Value Disclosure [Member] | 8.50% Senior Notes [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Notes Payable, Fair Value Disclosure	199,000,000	193,000
Estimate of Fair Value, Fair Value Disclosure [Member] | 6.00% Notes [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Notes Payable, Fair Value Disclosure	75,368,000	$ 0
Minimum [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Notes, mortgage notes and other debt [Abstract]
Contingent consideration, low end of range	7,000,000
Maximum [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Notes, mortgage notes and other debt [Abstract]
Contingent consideration, high end of range	7,100,000
Bonterra and Royal Oak [Member]
Notes, mortgage notes and other debt [Abstract]
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	$ 200,000
Fair Value, Inputs, Level 3 [Member] | Minimum [Member]
Notes, mortgage notes and other debt [Abstract]
Fair Value Inputs, Discount Rate	6.80%
Fair Value, Inputs, Level 3 [Member] | Maximum [Member]
Notes, mortgage notes and other debt [Abstract]
Fair Value Inputs, Discount Rate	11.80%